Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of transaction consideration
Consideration	Shares	Value
PeerStream shares	1,486,298	$8,322,852
PeerStream options	130,965	$318,214
		$8,641,066

Schedule of fair value of the assets acquired and liabilities assumed
Accounts	Amount
Cash and cash equivalents	$1,460,494
Credit card holdback receivable	161,140
Accounts receivable	192,490
Other receivable	190,000
Prepaid expense and other current assets	61,248
Fixed assets, net	98,552
Notes receivable	82,452
Long term security deposits	279,410
Intangibles assets, net	3,952,000
Goodwill	9,960,017
Accounts payable	(1,380,336)
Accrued expenses and other current liabilities	(460,719)
Deferred subscription revenue	(1,045,856)
Term note payable	(200,000)
Note payable, net of discount	(3,000,000)
Deferred rent, net of current portion	(116,240)
Capital lease obligations, net of current portion	(12,786)
Deferred tax liability	(1,580,800)
Total consideration	$8,641,066

Schedule of fair value of the identifiable intangible assets
	Estimated Fair Value	Estimated Useful Life in Years
Subscriber relationships	$1,940,000	3
Trade names, trademarks, product names, URLs	1,000,000	5
Internally developed software	730,000	5
Lead pool	282,000	2
Total acquired assets	$3,952,000